Related parties and other major shareholders - Additional Information (Details) $ in Thousands, € in Millions						1 Months Ended	6 Months Ended			12 Months Ended
	Dec. 06, 2024 USD ($)	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Aug. 31, 2023 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expense							$ 176		$ 344
State Guaranteed Loan [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings				$ 21,100	€ 18.5
BPI Refundable Advance Agreement [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings	$ 2,100	$ 1,900	$ 900
Bpifrance [Member]
Disclosure of transactions between related parties [line items]
Financing tax receivable percentage										80.00%
Bpifrance [Member] | Research Tax Credit Financings [Member]
Disclosure of transactions between related parties [line items]
Interest expense							$ 100
Increase in borrowings | €						€ 5.3
Agreements extended maturity date							Oct. 15, 2026	Oct. 15, 2026
Bpifrance [Member] | State Guaranteed Loan [Member]
Disclosure of transactions between related parties [line items]
Loan principal payment							$ 900	€ 0.8
Bpifrance [Member] | BPI Refundable Advance Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan principal payment							0
Interest expense							$ 200	0.2
Aggregate credit facility | €								€ 6.4